Members’ Distributions (Details Narrative) - USD ($)																1 Months Ended		3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Oct. 22, 2023	Aug. 10, 2023	Apr. 03, 2023	Mar. 31, 2023	Mar. 31, 2023	Mar. 27, 2023	Mar. 27, 2023	Mar. 23, 2023	Mar. 23, 2023	Mar. 16, 2023	Mar. 16, 2023	Feb. 17, 2023	Feb. 17, 2023	Feb. 03, 2023	Jan. 31, 2023	Feb. 28, 2023	Jan. 31, 2022	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 13, 2023	Oct. 12, 2023
Class of Stock [Line Items]
Payment purchase price value																							$ 2,150,000
Share price												$ 10.40	$ 10.40	$ 10.40											$ 1.00
Common stock, shares authorized																		50,000,000					50,000,000		125,000,000	125,000,000
Common stock, par value																		$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Membership Interests percentage												8.00%	8.00%	8.00%
Proceeds from issuance of debt																									$ 800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																							297
Common Stock [Member]
Class of Stock [Line Items]
Share price																		$ 20.00					$ 20.00
Debt instrument conversion price												$ 15.00	$ 15.00	$ 15.00
Proceeds from the sale of common stock, net of fees and expenses, shares																	94,623	1,587,500					1,771,500	4,731		1,240,737
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																							297			77,444
Note Warrants [Member]
Class of Stock [Line Items]
Debt instrument term																							5 years
February Debentures [Member]
Class of Stock [Line Items]
Membership Interests percentage												105.00%	105.00%	105.00%
February Warrant [Member]
Class of Stock [Line Items]
Debt instrument conversion price												$ 2.85	$ 2.85	$ 2.85
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												12,500	12,500	12,500
February Commitment Shares [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												4,167	4,167	4,167
February Purchase Agreement [Member]
Class of Stock [Line Items]
Share price												$ 450,000	$ 450,000	$ 450,000
Proceeds from issuance of debt												$ 2,000,000
February Purchase Agreement [Member] | February Debentures [Member]
Class of Stock [Line Items]
Closing Payment												$ 500,000	$ 500,000	$ 500,000
Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Proceeds from the sale of common stock, net of fees and expenses, shares																7,500
March Purchase Agreement [Member]
Class of Stock [Line Items]
Debt instrument conversion price								$ 0.20	$ 0.20
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								115,000	115,000
Proceeds from the sale of common stock, net of fees and expenses, shares									69,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period									276,000
Shares Issued, Price Per Share								$ 12.60	$ 12.60
Proceeds from Issuance Initial Public Offering							$ 3,000,000
Subsequent Event [Member]
Class of Stock [Line Items]
Share price												$ 0.52	$ 0.52	$ 0.52
Common stock, shares authorized																											50,000,000	6,250,000
Consideration in cash	$ 5
Membership Interests percentage												8.00%	8.00%	8.00%
Outstanding ordinary share percentage				$ 9.99	$ 9.99										$ 9.99				$ 9.99
Proceeds from the sale of common stock, net of fees and expenses, shares																			185,736
Subsequent Event [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, par value												$ 0.0001	$ 0.0001	$ 0.0001
Debt instrument conversion price												$ 0.75	$ 0.75	$ 0.75
Subsequent Event [Member] | Convertible Note [Member]
Class of Stock [Line Items]
Closing Payment				$ 410,000	$ 410,000										$ 410,000				$ 410,000
Debt instrument conversion price				$ 0.50	$ 0.50										$ 0.50				$ 0.50
Subsequent Event [Member] | January Twenty Twenty Three Notes [Member]
Class of Stock [Line Items]
Closing Payment				$ 275,000	$ 275,000										$ 275,000				$ 275,000
Debt instrument conversion price				$ 0.60	$ 0.60										$ 0.60				$ 0.60
Subsequent Event [Member] | March Twenty Twenty Three Notes [Member]
Class of Stock [Line Items]
Closing Payment				$ 135,000	$ 135,000										$ 135,000				$ 135,000
Subsequent Event [Member] | Note Warrants [Member]
Class of Stock [Line Items]
Debt instrument term				5 years											5 years
Subsequent Event [Member] | Warrant Note [Member]
Class of Stock [Line Items]
Debt instrument conversion price				$ 1.00	$ 1.00										$ 1.00				$ 1.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				387,500	387,500										387,500				387,500
Membership Interests percentage				10.00%	10.00%										10.00%				10.00%
Subsequent Event [Member] | February Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												250,000	250,000	250,000
Subsequent Event [Member] | February Commitment Shares [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												83,333	83,333	83,333
Subsequent Event [Member] | February Purchase Agreement [Member]
Class of Stock [Line Items]
Share price												$ 450,000	$ 450,000
Proceeds from issuance of debt													$ 2,000,000	$ 2,000,000
Repayments of related party debt			$ 213,879
Subsequent Event [Member] | February Purchase Agreement [Member] | February Debentures [Member]
Class of Stock [Line Items]
Closing Payment												$ 500,000	$ 500,000	$ 500,000
Subsequent Event [Member] | February Purchase Agreement [Member] | February Warrant [Member]
Class of Stock [Line Items]
Share price														$ 450,000
Subsequent Event [Member] | March Purchase Agreement [Member]
Class of Stock [Line Items]
Debt instrument conversion price								$ 0.01	$ 0.01
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								2,300,000	2,300,000
Proceeds from the sale of common stock, net of fees and expenses, shares									1,380,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period									5,520,000
Shares Issued, Price Per Share								$ 0.63	$ 0.63
Proceeds from Issuance Initial Public Offering						$ 3,000,000
Additional gross proceeds from issuance initial public offering								$ 3,500,000
Subsequent Event [Member] | Maximum [Member] | February Purchase Agreement [Member]
Class of Stock [Line Items]
Closing Payment			300,000	$ 200,000	$ 200,000														$ 200,000
Subsequent Event [Member] | Minimum [Member] | February Purchase Agreement [Member]
Class of Stock [Line Items]
Closing Payment				$ 39,849	39,849														$ 39,849
Subsequent Event [Member] | Minimum [Member] | Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Closing Payment			$ 100,000
Wisconsin Fertility Institute [Member]
Class of Stock [Line Items]
Members distributions																					$ 573,504
Members distributions																					573,503	$ 840,062			1,842,353	$ 1,966,316
Disrtribution payble																					$ 202,422	$ 187,786			$ 533,690	$ 426,734
Closing Payment										$ 500,000	$ 500,000
Initial purchase price										280,000	280,000
Post closing additional payments										500,000	$ 500,000
Wisconsin Fertility Institute [Member] | First Additional Payment [Member]
Class of Stock [Line Items]
Periodic payment										80,000
Wisconsin Fertility Institute [Member] | Second Additional Payment [Member]
Class of Stock [Line Items]
Periodic payment										55,000
Wisconsin Fertility Institute [Member] | Third Additional Payment [Member]
Class of Stock [Line Items]
Periodic payment										$ 35,000
Wisconsin Fertility Institute [Member] | Membership Interest Purchase Agreement [Member]
Class of Stock [Line Items]
Membership Interests percentage										100.00%	100.00%
Initial purchase price										$ 70,000	$ 70,000
Initial purchase price										2,000,000	2,000,000
Initial purchase price										2,000,000	2,000,000
Wisconsin Fertility Institute [Member] | Membership Interest Purchase Agreement [Member] | First Additional Payment [Member]
Class of Stock [Line Items]
Periodic payment										320,000
Wisconsin Fertility Institute [Member] | Membership Interest Purchase Agreement [Member] | Second Interest Purchase Agreement [Member]
Class of Stock [Line Items]
Periodic payment										220,000
Wisconsin Fertility Institute [Member] | Membership Interest Purchase Agreement [Member] | Third Interest Purchase Agreement [Member]
Class of Stock [Line Items]
Periodic payment										140,000
Wisconsin Fertility Institute [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Purchase price value		$ 10,000,000
Payment purchase price value		2,500,000
Net payment to acquire amount		2,150,000
Payment to acquire holdback		350,000
Inter-company loan owed		528,756
Wisconsin Fertility Institute [Member] | Subsequent Event [Member] | Three Installments [Member]
Class of Stock [Line Items]
Payment purchase price value		$ 2,500,000
Wisconsin Fertility Institute [Member] | Subsequent Event [Member] | Second Installments [Member]
Class of Stock [Line Items]
Share price		$ 125.00
Wisconsin Fertility Institute [Member] | Subsequent Event [Member] | Third Installments [Member]
Class of Stock [Line Items]
Share price		181.80
Wisconsin Fertility Institute [Member] | Subsequent Event [Member] | Final Installments [Member]
Class of Stock [Line Items]
Share price		$ 285.80
NAYA Biosciences Merger [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.0001
Converted shares to receive	7.33333
Common stock estimated amount	$ 5,000,000
Common stock target price	$ 5.00
Termination fee	$ 1,000,000
NAYA Biosciences Merger [Member] | Subsequent Event [Member] | NAYA Merger Agreement [Member]
Class of Stock [Line Items]
Termination fee	1,000,000
NAYA Biosciences Merger [Member] | Subsequent Event [Member] | Maximum [Member]
Class of Stock [Line Items]
Liabilities	$ 5,000,000
NAYA Biosciences Merger [Member] | Subsequent Event [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.000001
NAYA Biosciences Merger [Member] | Subsequent Event [Member] | Common Class B [Member]
Class of Stock [Line Items]
Number of shares issued for acquisitions	18,150,000
Wisconsin Fertility Institute Acquisition[Member]
Class of Stock [Line Items]
Purchase price value		$ 10,000,000
Payment purchase price value		2,500,000
Net payment to acquire amount		2,150,000
Payment to acquire holdback		350,000
Inter-company loan owed		528,756
Wisconsin Fertility Institute Acquisition[Member] | Three Installments [Member]
Class of Stock [Line Items]
Payment purchase price value		$ 2,500,000
Wisconsin Fertility Institute Acquisition[Member] | Second Installments [Member]
Class of Stock [Line Items]
Share price		$ 125.00
Wisconsin Fertility Institute Acquisition[Member] | Third Installments [Member]
Class of Stock [Line Items]
Share price		181.80
Wisconsin Fertility Institute Acquisition[Member] | Final Installments [Member]
Class of Stock [Line Items]
Share price		$ 285.80
Wisconsin Fertility Institute Acquisition[Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Purchase price value											$ 10,000,000
Payment purchase price value										$ 2,500,000
Description of acquired business										The purchase price is payable in four installments of $2.5 million each (which payments may be offset by assumption of certain Wisconsin Fertility liabilities, payable at closing and on each of the subsequent three anniversaries of closing. The sellers have the option to take all or a portion of the final three installments in shares of INVO common stock valued at $6.25, $9.09, and $14.29, for the second, third, and final installments, respectively.
Wisconsin Fertility Institute Acquisition[Member] | Subsequent Event [Member] | Second Installment [Member]
Class of Stock [Line Items]
Periodic payment										$ 6,250,000
Wisconsin Fertility Institute Acquisition[Member] | Subsequent Event [Member] | Third Installment [Member]
Class of Stock [Line Items]
Periodic payment										9,090,000.00
Wisconsin Fertility Institute Acquisition[Member] | Subsequent Event [Member] | Final Installment [Member]
Class of Stock [Line Items]
Periodic payment										$ 14,290,000
Wisconsin Fertility Institute Acquisition[Member] | Subsequent Event [Member] | February Purchase Agreement [Member]
Class of Stock [Line Items]
Repayments of related party debt					$ 170,000
Wisconsin Fertility Institute Acquisition[Member] | Subsequent Event [Member] | Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Purchase price value														$ 10,000,000.0
Subsequent event description														(i) in a minimum amount of not less than $25,000 and (ii) in a maximum amount of up to the lesser of (a) $750,000 or (b) 200% of the Company’s average daily trading value of the Common Stock.